Equity Investments	12 Months Ended
Sep. 30, 2025
Equity Investments [Abstract]
EQUITY INVESTMENTS
9.	EQUITY INVESTMENTS

	As of September 30,
	2025	2024
Equity method investments	$6,891,243	$—
Total	$6,891,243	$—

Nanjing Cesun Power Co., Ltd

On October 25, 2023, Ningbo Skycorp Solar Co., Ltd. committed to invest $6,000,000 (RMB 43,321,800) to establish a new company, Nanjing Cesun Power Co., Ltd. with other parties. The purpose of the investment is to develop solar power stations and conduct joint research and development of new solar products with other parties. Huang Weiqi is the common director of Nanjing Cesun Power Co., Ltd. As of September 30, 2025, the Company had paid investment for this investment of $5,464,618 (RMB 38,828,840) for its investment representing a 20% equity stake in Nanjing Cesun Power Co., Ltd. For the year ended September 30, 2025, the investment losses under the equity method of accounting recognized $15,907 (RMB 113,936).

Pnsolar GrnbH

On January 20, 2025, GreenHash Limited completed the acquisition of a 40% equity stake in PNSOLAR GrnbH from Lin Xiaobo for $1,477,729 (RMB 10,500,000) on bank deposits. The investment was accounted for using the equity method, resulting in a recognized loss of $35,068 for the year ended September 30, 2025.